Business Combinations (Details) - CAD ($) $ in Thousands	Oct. 19, 2021	Aug. 12, 2021	Aug. 06, 2021	Jul. 06, 2021	May 10, 2021	Apr. 28, 2021	Mar. 24, 2021	Nov. 18, 2020	Jan. 27, 2020
Total consideration
Cash						$ 5,980
Meta Growth Corp.
Total consideration
Common shares								$ 35,290
Conversion feature of convertible debt								9,008
Warrants								2,739
Options								86
Restricted stock units								154
Total consideration								47,277
Purchase price allocation
Cash and cash equivalents								10,209
Trade and other receivables								2,015
Inventory								3,547
Prepaid expenses								2,479
Marketable securities								635
Notes receivable								262
Property and equipment								6,849
Loan receivable								756
Intangible assets - license								30,900
Right of use asset								12,490
Goodwill								32,247
Non-controlling interest								(1,821)
Accounts payable and accrued liabilities								(6,336)
Deferred tax liability								(1,933)
Lease liability								(12,887)
Convertible debenture								(18,809)
Notes payable								(13,326)
Total consideration								$ 47,277
Smoke Cartel, Inc.
Total consideration
Cash							$ 2,512
Common shares							8,396
Contingent consideration							1,319
Total consideration							12,227
Purchase price allocation
Cash and cash equivalents							1,680
Intangible assets - Brand							3,820
Intangible assets - Software							7,217
Goodwill							2,594
Accounts payable and accrued liabilities							(1,093)
Deferred tax liability							(1,991)
Contingent consideration							(1,319)
Total consideration							$ 12,227
2686068 Ontario Inc.
Total consideration
Cash						5,980
Total consideration						5,980
Purchase price allocation
Cash and cash equivalents						3
Inventory						120
Property and equipment						274
Intangible assets - license						5,627
Right of use asset						1,148
Goodwill						1,611
Accounts payable and accrued liabilities						(164)
Deferred tax liability						(1,491)
Lease liability						(1,148)
Total consideration						$ 5,980
Fab Nutrition, LLC.
Total consideration
Cash					$ 15,193
Common shares					3,439
Total consideration					18,632
Purchase price allocation
Cash and cash equivalents					642
Accounts receivable					125
Inventory					403
Property and equipment					22
Intangible assets - Brand					7,801
Goodwill					13,584
Non-controlling interest					(1,262)
Accounts payable and accrued liabilities					(552)
Deferred tax liability					(2,131)
Total consideration					$ 18,632
DHC Supply LLC.
Total consideration
Cash				$ 4,045
Common shares				7,767
Total consideration				11,812
Purchase price allocation
Cash and cash equivalents				1,054
Trade and other receivables				66
Inventory				1,270
Prepaid expenses				18
Property and equipment				10
Right of use asset				592
Intangible assets - Brand				2,671
Goodwill				8,201
Accounts payable and accrued liabilities				(1,478)
Lease liability				(592)
Total consideration				$ 11,812
102105699 Saskatchewan Ltd.
Total consideration
Cash			$ 698
Common shares			2,018
Total consideration			2,716
Purchase price allocation
Cash and cash equivalents			7
Trade and other receivables			7
Inventory			46
Prepaid expenses			55
Property and equipment			136
Intangible assets - license			879
Right of use asset			691
Goodwill			1,966
Accounts payable and accrued liabilities			(143)
Deferred tax liability			(237)
Lease liability			(691)
Total consideration			$ 2,716
DS Distribution
Total consideration
Common shares		$ 5,013
Total consideration		5,013
Purchase price allocation
Cash and cash equivalents		115
Inventory		160
Prepaid expenses		158
Property and equipment		69
Right of use asset		299
Intangible assets - Brand		1,375
Goodwill		4,384
Accounts payable and accrued liabilities		(863)
Deferred tax liability		(385)
Lease liability		(299)
Total consideration		$ 5,013
Blessed CBD
Total consideration
Cash	$ 7,165
Common shares	4,432
Working capital adjustment	1,086
Total consideration	12,683
Purchase price allocation
Cash and cash equivalents	2,155
Trade and other receivables	472
Inventory	293
Property and equipment	19
Intangible assets - Brand	3,884
Goodwill	9,225
Non-controlling interest	(864)
Accounts payable and accrued liabilities	(1,530)
Deferred tax liability	(971)
Total consideration	$ 12,683
Saturninus Partners
Total consideration
Common shares									$ 1,064
Warrants									100
Contingent consideration									108
Total consideration									1,272
Purchase price allocation
Cash and cash equivalents									414
Inventory									584
Property and equipment									538
Intangible assets - license									2,865
Right of use asset									410
Goodwill									342
Non-controlling interest									(930)
Accounts payable and accrued liabilities									(1,091)
Deferred tax liability									(760)
Lease liability									(410)
Notes payable									(690)
Contingent consideration									(108)
Total consideration									$ 1,272